Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (5,905)	$ (8,386)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	1,534	1,940
Loss (gain) on disposal of property, equipment and inventory	(36)	(11)
Gains on sales of marketable securities	(4)	(19)
Grants recognized in other income and income from operations	(585)	(1,903)
Remeasurement of acquisition liabilities	(6,755)	0
Stock compensation expense	1,491	1,275
Increase (decrease) in cash from:
Accounts receivable	2,295	2,267
Inventory	37	23
Prepaid expenses and other current assets	309	1,489
Research and development tax credit receivable	(2,830)	(825)
Accounts payable	713	(1,009)
Deferred revenue	(2,260)	918
Accrued expenses	(714)	(607)
Other current liabilities	10	(132)
Other long-term assets and liabilities	(302)	206
Net cash provided by (used in) operating activities	(13,002)	(4,774)
Cash flows from investing activities:
Purchases of property and equipment and acquisition	(514)	(1,282)
Proceeds from disposal of property and equipment	67	11
Purchase of marketable securities	(2,905)	(8,443)
Proceeds from sales of marketable securities	7,851	11,876
Cash transferred on acquisition	1,771	0
Net cash provided by (used in) investing activities	6,270	2,162
Cash flows from financing activities:
Proceeds from loan or conditional grants	5,855	7,433
Reimbursment of loans or conditional grants	0	(1,910)
Principal payments on capital lease obligations	(48)	(44)
Cash proceeds from issuance of ordinary shares and warrants	602	0
Calculated interest expense on consideration	1,731	0
Net cash provided by (used in) financing activities	8,140	5,479
Effect of exchange rate changes on cash and cash equivalents	(109)	533
Net increase (decrease) in cash and cash equivalents	1,299	3,400
Cash and cash equivalents, beginning of period	3,456	8,184
Cash and cash equivalents, end of period	$ 4,755	$ 11,584